J.P. MORGAN INCOME FUNDS

JPMorgan Real Return Fund
(a series of JPMorgan Trust I)

Supplement dated November 30, 2009
to the Statement of Additional Information dated
July 1, 2009, as supplemented

The following sections replace the information in the Statement of Additional Information, dated July 1, 2009, under the headings “Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers — Ownership of Securities” with respect to the JPMorgan Real Return Fund:

Portfolio Managers’ Other Accounts Managed

Non-Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
JPMorgan Real Return Fund
Donald A. Clemmenson*	0	$0	0	$0	0	$0
Steven Lear**	1	102.570	1	1,955.966	62	6,672.935

*	Information is as of February 28, 2009

**	Information is as of August 31, 2009

Performance Based Fee Advisory Accounts

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
JPMorgan Real Return Fund
Donald A. Clemmenson*	0	$0	0	$0	0	$0
Steven Lear**	0	0	0	0	5	3,145.535

*	Information is as of February 28, 2009

**	Information is as of August 31, 2009

Portfolio Managers — Ownership of Securities

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1– $10,000	$10,001– $50,000	$50,001– $100,000	$100,001– $500,000	$500,001– $1,000,000	Over $1,000,000
JPMorgan Real Return Fund
Donald A. Clemmenson*	X
Steven Lear**	X

*	Information is as of February 28, 2009

**	Information is as of August 31, 2009

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-SAI-RR-1109